Stock-Based Compensation - Schedule of estimated grant-date fair value calculated using Black-Scholes option pricing model (Details) - Stock option - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation
Expected term	6 years	6 years	6 years	6 years
Expected volatility	50.00%	49.00%	50.00%	60.00%
Risk-free interest rate	3.60%	2.70%	3.01%	0.99%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Fair value of common stock	$ 9.63	$ 4.06	$ 9.72	$ 4.71